Accounts Receivable, Net	6 Months Ended
Sep. 30, 2023
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Accounts receivable	52,444	40,980
Allowance for doubtful accounts	(136)	(142)
Accounts receivable, net	52,308	40,838

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for doubtful accounts was as follows:

	For the six months ended September 30,
	2022	2023
	RMB	RMB
Balance at beginning of period	126	136
Additions for the period	-	-
Written off for the period	-	-
Foreign currency translation difference	15	6
Balance at the end of period	141	142

As of March 31, 2023 and September 30, 2023, the allowance for doubtful accounts amounted to RMB0.1 million. The Company determined that the collection of these customers’ receivable is not probable due to financial difficulties experienced by related customers.